FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02605
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                        FRANKLIN MONEY FUND
                        -------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
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       (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
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              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
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Date of fiscal year end:  6/30
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Date of reporting period:  9/30/09
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Item 1. Schedule of Investments.



Franklin Money Fund

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED)

                                                    SHARES           VALUE
                                                -------------   --------------
    MUTUAL FUNDS (COST $2,235,876,357) 100.3%
(a) The Money Market Portfolio,  0.05%          2,235,876,357   $2,235,876,357
    OTHER ASSETS, LESS LIABILITIES  (0.3)%                          (6,245,193)
                                                                --------------
    NET ASSETS 100.0%                                           $2,229,631,164
                                                                ==============

(a)  The rate shown is the annualized seven-day yield at period end.

                       Quarterly Statement of Investments

                     See Notes to Statements of Investments

FRANKLIN MONEY FUND
Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Money Fund (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company.

The Fund invests substantially all of its assets in the The Money Market Portfolio (Portfolio), which is registered under the 1940 Act as an open-end investment company. The accounting policies of the Portfolio, including the Portfolio's security valuation policies, will directly affect the recorded value of the Fund's investment in the Portfolio. The Statement of Investments of the Portfolio is included elsewhere in this report and should be read in conjunction with the Fund's Statement of Investments.

2. SECURITY VALUATION

The Fund holds Portfolio shares that are valued at its proportionate interest in the closing net asset value of the Portfolio. At September 30, 2009, the Fund owned 24.97% of the Portfolio.

3. INCOME TAXES

At September 30, 2009, the cost of investments for book and income tax purposes was the same.

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

At September 30, 2009, all of the Fund's investments in securities carried at fair value were in Level 1 inputs.

5. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through November 20, 2009, the issuance date of the financial statements and determined that no events have occurred that require disclosure.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The Money Market Portfolios
The Money Market Portfolio
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED)

                                                                                        PRINCIPAL(a)
                                                                                           AMOUNT           VALUE
                                                                                       --------------   --------------
    INVESTMENTS 100.0%
    CERTIFICATES OF DEPOSIT 29.0%
    Australia and New Zealand Banking Group Ltd., New York Branch, 0.25%, 11/19/09     $  100,000,000   $  100,000,000
    Australia and New Zealand Banking Group Ltd., New York Branch, 0.18% -
       0.27%, 10/14/09- 11/19/09                                                          150,000,000      150,000,340
    Bank of Montreal, Chicago Branch, 0.17%-0.31%, 10/01/09-10/29/09                      100,000,000      100,000,389
    Bank of Montreal, Chicago Branch, 0.32%, 10/13/09                                     100,000,000      100,000,167
    Bank of Nova Scotia, Houston Branch, 0.26%, 11/10/09                                  100,000,000      100,000,000
    Bank of Nova Scotia, Houston Branch, 0.17% - 0.29%, 10/06/09 -12/22/09                150,000,000      150,000,000
    Banque Nationale De Paris, San Francisco Branch, 0.13%, 10/07/09                      200,000,000      200,000,000
    Banque Nationale De Paris, San Francisco Branch, 0.29%, 10/27/09                      100,000,000      100,000,000
    Banque Nationale De Paris, San Francisco Branch, 0.29%, 12/01/09                      100,000,000      100,000,000
    Calyon NY, New York Branch, 0.18% -0.28%, 10/30/09-11/16/09                           150,000,000      150,000,000
    Calyon NY, New York Branch, 0.32%, 10/28/09                                           100,000,000      100,000,000
    Commonwealth Bank of Australia, New York Branch, 0.275%, 10/26/09                      50,000,000       50,000,347
    National Australia Bank, New York Branch, 0.27%, 11/02/09                              50,000,000       50,000,000
    National Australia Bank, New York Branch, 0.32%, 10/01/09                             100,000,000      100,000,000
    Rabobank Nederland, New York Branch, 0.24% - 0.30%, 10/22/09 -12/16/09                200,000,000      200,000,000
    Royal Bank of Canada, New York Branch, 0.20%, 12/10/09                                200,000,000      200,000,000
    Societe Generale, New York Branch, 0.14%, 10/07/09                                    200,000,000      200,000,000
    Societe Generale, New York Branch, 0.27%, 11/02/09                                    200,000,000      200,000,000
    The Toronto-Dominion Bank, New York Branch, 0.15%, 10/28/09                            50,000,000       50,000,000
    The Toronto-Dominion Bank, New York Branch, 0.27%, 10/29/09                           150,000,000      150,000,000
    Westpac Banking Corp., New York Branch, 0.26%, 1/11/10                                 50,000,000       50,000,000
                                                                                                        --------------
    TOTAL CERTIFICATES OF DEPOSIT (COST $2,600,001,243)                                                  2,600,001,243
                                                                                                        --------------
(B) COMMERCIAL PAPER 34.3%
    Abbott Laboratories, 10/26/09 -11/24/09                                               174,510,000      174,490,656
    Bank of Montreal, 11/17/09 (Canada)                                                    50,000,000       49,985,639
    Bank of Nova Scotia, 10/01/09 (Canada)                                                150,000,000      150,000,000
    Chevrontexaco FDG Corp., 10/02/09 -11/05/09                                           205,000,000      204,987,625
    Commonwealth Bank of Australia, 10/30/09 -1/25/10 (Australia)                         162,390,000      162,320,163
    Eli Lillys Co., 10/02/09                                                               22,000,000       21,999,914
    Export Development Canada, 10/23/09 (Canada)                                           20,025,000       20,023,409
    Government of Canada, 11/03/09 (Canada)                                               100,000,000       99,926,667
    Government of Canada, 2/09/10 (Canada)                                                 45,000,000       44,939,412
    Government of Canada, 3/29/10 (Canada)                                                100,000,000       99,776,250
    Government of Canada, 3/31/10 (Canada)                                                130,000,000      129,718,947
    Johnson & Johnson, 10/26/09 -12/17/09                                                 198,135,000      198,074,212
    JPMorgan Chase & Co., 10/01/09                                                        200,000,000      200,000,000
    JPMorgan Chase & Co., 10/05/09                                                        200,000,000      199,996,667
    National Australia Funding, 10/07/09 (Australia)                                       50,000,000       49,997,542
    Nestle Capital Corp., 11/23/09                                                        200,000,000      199,949,944
    Nestle Capital Corp., 12/02/09                                                         25,000,000       24,992,681
    Procters Gamble International Funding, 10/13/09-11/18/09                              125,000,000      124,977,444
    Province of British Columbia, 11/13/09- 3/23/10 (Canada)                              103,000,000      102,803,918
    Province of Ontario, 10/07/09 -10/09/09 (Canada)                                       78,920,000       78,916,017
    Province of Ontario, 10/30/09 (Canada)                                                110,000,000      109,988,400
    Province of Ontario, 10/08/09 -12/16/09 (Canada)                                       70,000,000       69,987,785
    Rabobank USA Finance Corp., 10/06/09                                                  100,000,000       99,998,333
    Royal Bank of Canada, 11/03/09 (Canada)                                                50,000,000       49,993,813
    Wal-Mart Stores Inc., 10/06/09                                                        354,445,000      354,443,031
    Westpac Banking Corp., 11/24/09                                                        50,000,000       49,979,000
                                                                                                        --------------
    TOTAL COMMERCIAL PAPER (COST $3,072,267,469)                                                         3,072,267,469
                                                                                                        --------------
    U.S. GOVERNMENT AND AGENCY SECURITIES 13.3%
(b) FHLB, 10/01/09                                                                        105,485,000      105,485,000
(b) FHLB, 10/02/09-10/28/09                                                                85,098,000       85,097,462
    FHLB, 0.56%, 6/22/10                                                                   50,000,000       49,990,045
(b) FNMA, 10/14/09                                                                          4,005,000        4,004,928
(b) International Bank for Reconstruction & Development, 12/23/09 (Supranational(0))       20,000,000       19,973,717
(b) U.S. Treasury Bill, 10/01/09                                                          326,000,000      326,000,000


                       Quarterly Statement of Investments

                     See Notes to Statements of Investments

The Money Market Portfolios
The Money Market Portfolio
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

(b) U.S. Treasury Bill, 1/14/10                                                        $  100,000,000   $   99,867,656
(b) U.S. Treasury Bill, 4/01/10                                                            50,000,000       49,891,306
(b) U.S. Treasury Bill, 6/03/10                                                           250,000,000      249,155,430
(b) U.S. Treasury Bill, 8/26/10                                                           100,000,000       99,591,035
(b) U.S. Treasury Bill, 9/23/10                                                           100,000,000       99,593,912
                                                                                                        --------------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $1,188,650,491)                                    1,188,650,491
                                                                                                        --------------
    TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $6,860,919,203)                                 6,860,919,203
                                                                                                        --------------
(d) REPURCHASE AGREEMENTS 23.4%
    Bane of America Securities LLC, 0.04%, 10/01/09 (Maturity Value $550,000,611)
       Collateralized by U.S. Government Agency Securities, 1.875% -5.63%,
       8/10/10-3/12/27; and
(b) U.S. Government Agency Discount Notes, 5/27/11 - 5/04/37                              550,000,000      550,000,000
       Barclays Capital Inc., 0.02%, 10/01/09 (Maturity Value $500,000,278)
       Collateralized by U.S. Treasury Notes, 4.75%, 5/15/14                              500,000,000      500,000,000
    Deutsche Bank Securities Inc., 0.04%, 10/01/09 (Maturity Value $242,700,270)
       Collateralized by U.S. Treasury Notes, 2.00% - 3.50%, 1/15/11 - 4/15/12            242,700,000      242,700,000
    Goldman Sachs & Co., 0.02%, 10/01/09 (Maturity Value $150,000,083)
       Collateralized by U.S. Government Agency Securities, 1.75% - 2.75%,
       3/23/11 - 3/13/14                                                                  150,000,000      150,000,000
    Goldman Sachs & Co., 0.03%, 10/01/09 (Maturity Value $250,000,208)
       Collateralized by bU.S. Government Agency Discount Notes, 1/12/10                  250,000,000      250,000,000
    HSBC Securities (USA) Inc., 0.02%, 10/01/09 (Maturity Value $250,000,139)
       Collateralized by U.S. Government Agency Securities, 0.550% - 5.875%,
       6/04/10 - 9/09/11                                                                  250,000,000      250,000,000
    Morgan Stanley & Co. Inc., 0.02%, 10/01/09 (Maturity Value $100,000,056)
       Collateralized by U.S. Treasury Notes, 2.00%, 7/15/14                              100,000,000      100,000,000
    UBS Securities LLC, 0.05%, 10/01/09 (Maturity Value $50,000,069)
       Collateralized by U.S. Government Agency Securities, 1.375%, 9/28/11                50,000,000       50,000,000
                                                                                                        --------------
    TOTAL REPURCHASE AGREEMENTS (COST $2,092,700,000)                                                    2,092,700,000
                                                                                                        --------------
    TOTAL INVESTMENTS (COST $8,953,619,203) 100.0%                                                       8,953,619,203
    OTHER ASSETS, LESS LIABILITIES (0.0)%(e)                                                                  (382,479)
                                                                                                        --------------
    NET ASSETS 100.0%                                                                                   $8,953,236,724
                                                                                                        ==============

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)  The security is traded on a discount basis with no stated coupon rate.

(c) A supranational organization is an entity formed by two or more central governments through international treaties.

(d) At September 30, 2009, all repurchase agreements had been entered into on that date. "Rounds to less than 0.1% of net assets.

The Money Market Portfolios
The Money Market Portfolio
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

PORTFOLIO ABBREVIATIONS

FHLB Federal Home Loan Bank
FNMA Federal National Mortgage Association

THE MONEY MARKET PORTFOLIOS
Notes to Statement of Investments (unaudited)

THE MONEY MARKET PORTFOLIO

1. ORGANIZATION

The Money Market Portfolios (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one portfolio, The Money Market Portfolio (Portfolio).

2. SECURITY VALUATION

Securities are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. All security valuation procedures are approved by the Portfolio's Board of Trustees.

3. INCOME TAXES

At September 30, 2009, the cost of investments for book and income tax purposes was the same.

4. FAIR VALUE MEASUREMENTS

The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Portfolio's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

At September 30, 2009, all of the Portfolio's investments in securities carried at fair value were in Level 2 inputs.

5. SUBSEQUENT EVENTS

The Portfolio has evaluated subsequent events through November 20, 2009, the issuance date of the financial statements and determined that no events have occurred that require disclosure.

For information on the Portfolio's policy regarding other significant accounting policies, please refer to the Portfolio's most recent semiannual or annual shareholder report.





Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MONEY FUND

By /S/LAURA F. FERGERSON
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     Laura F. Fergerson
     Chief Executive Officer -
      Finance and Administration
Date November 25, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/LAURA F. FERGERSON
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     Laura F. Fergerson
     Chief Executive Officer -
      Finance and Administration
Date November 25, 2009



By /S/GASTON GARDEY
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      Gaston Gardey
      Chief Financial Officer and
       Chief Accounting Officer
Date November 25, 2009